Prospectus Supplement — November 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Diversified Bond Fund	Oct. 28, 2011

The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund

The fee and expense table in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Classes I, K*, R, R4**, R5, W & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.21%	0.21%	0.21%	0.08%	0.38%	0.21%	0.21%	0.13%	0.21%	0.21%

Total annual fund operating expenses	0.87%	1.62%	1.62%	0.49%	0.79%	1.12%	0.62%	0.54%	0.87%	0.62%

Less: Fee waiver/expense reimbursement(b)	(0.02%)	(0.02%)	(0.02%)	0.00%	0.00%	(0.02%)	(0.02%)	0.00%	(0.02%)	(0.02%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.85%	1.60%	1.60%	0.49%	0.79%	1.10%	0.60%	0.54%	0.85%	0.60%

*	Prior to October 25, 2012, Class K was known as Class R4.
**	Prior to October 31, 2012, Class R4 was known as Class R3.
(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.50% for Class I, 0.80% for Class K, 1.10% for Class R, 0.60% for Class R4, 0.55% for Class R5, 0.85% for Class W and 0.60% for Class Z.

The Example in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$558	$738	$933	$1,499

Class B (if shares are redeemed)	$663	$809	$1,080	$1,724

Class B (if shares are not redeemed)	$163	$509	$880	$1,724

Class C (if shares are redeemed)	$263	$509	$880	$1,925

Class C (if shares are not redeemed)	$163	$509	$880	$1,925

Class I (whether or not shares are redeemed)	$50	$157	$275	$619

Class K (whether or not shares are redeemed)	$81	$253	$440	$982

Class R (whether or not shares are redeemed)	$112	$354	$616	$1,366

Class R4 (whether or not shares are redeemed)	$61	$197	$344	$776

Class R5 (whether or not shares are redeemed)	$55	$173	$302	$680

Class W (whether or not shares are redeemed)	$87	$276	$481	$1,075

Class Z (whether or not shares are redeemed)	$61	$197	$344	$776

Columbia Diversified Bond Fund

Prospectus Supplement — November 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Diversified Bond Fund	Oct. 28, 2011

The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund

The fee and expense table in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Classes I, K*, R, R4**, R5, W & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.21%	0.21%	0.21%	0.08%	0.38%	0.21%	0.21%	0.13%	0.21%	0.21%

Total annual fund operating expenses	0.87%	1.62%	1.62%	0.49%	0.79%	1.12%	0.62%	0.54%	0.87%	0.62%

Less: Fee waiver/expense reimbursement(b)	(0.02%)	(0.02%)	(0.02%)	0.00%	0.00%	(0.02%)	(0.02%)	0.00%	(0.02%)	(0.02%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.85%	1.60%	1.60%	0.49%	0.79%	1.10%	0.60%	0.54%	0.85%	0.60%

*	Prior to October 25, 2012, Class K was known as Class R4.
**	Prior to October 31, 2012, Class R4 was known as Class R3.
(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.50% for Class I, 0.80% for Class K, 1.10% for Class R, 0.60% for Class R4, 0.55% for Class R5, 0.85% for Class W and 0.60% for Class Z.

The Example in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$558	$738	$933	$1,499

Class B (if shares are redeemed)	$663	$809	$1,080	$1,724

Class B (if shares are not redeemed)	$163	$509	$880	$1,724

Class C (if shares are redeemed)	$263	$509	$880	$1,925

Class C (if shares are not redeemed)	$163	$509	$880	$1,925

Class I (whether or not shares are redeemed)	$50	$157	$275	$619

Class K (whether or not shares are redeemed)	$81	$253	$440	$982

Class R (whether or not shares are redeemed)	$112	$354	$616	$1,366

Class R4 (whether or not shares are redeemed)	$61	$197	$344	$776

Class R5 (whether or not shares are redeemed)	$55	$173	$302	$680

Class W (whether or not shares are redeemed)	$87	$276	$481	$1,075

Class Z (whether or not shares are redeemed)	$61	$197	$344	$776